COMMITMENTS AND CONTINGENCIES - Additional Information (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
COMMITMENTS AND CONTINGENCIES.
Accrual for unrecognized tax benefits and interest	¥ 107,850
Accrued liability for legal contingencies	¥ 0